New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies
New and Amended Standards Adopted by the Group
The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2025

Lack of Exchangeability – Amendments to IAS 21, ‘The Effects of Changes in Foreign Exchanges Rates’

When an entity estimates a spot exchange rate because exchangeability between two currencies is lacking, the entity shall disclose related information. The amendments do not have a significant impact on the financial statements.